Reply Attention of	William L. Macdonald
Direct Tel.	604.643.3118
EMail Address	wlm@cwilson.com
Our File No.	23747-1 / CW1459241.1

October 11, 2007

Securities and Exchange Commission

Division of Corporate Finance

100 F Street North East, Mailstop 7010

Washington, DC 20549

Attention:	H. Roger Schwall, Assistant Director

Dear Sir:

Re: Eden Energy Corp. (the “Company”) Post Effective Amendment No. 1 to Registration Statement on Form SB-2 Filed September 12, 2007 Your File No. 333-132956

                Thank you for the copy of your letter dated October 4, 2007 with your comments on the Company's Post Effective Amendment No. 1 to Registration Statement on Form SB-2, filed September 12, 2007. For your ease of reference, our responses to your comments are numbered in a corresponding manner:

Form SB-2 filed September 12, 2007

1.

The Amended Registration Statement has been revised to provide additional disclosure in regards to the agreement with the Starlight companies. The Company confirms that the letter agreement dated August 31, 2007 is the only and is the definitive agreement between the parties and the disclosure has been corrected to clarify this.

Undertakings

2.	The undertaking required by Item 512(g)(2) of Regulation S-B has been included in the Amended Registration Statement.

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

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Exhibit 5.1

3.

A revised legal opinion has been filed as Exhibit 5.1, that specifically refers to the statutory provisions, the Nevada constitution, and reported judicial decisions in regards to the corporate laws of the State of Nevada.

We look forward to the receipt of any further comments which you may have in regard to the Amended Form SB-2 shortly. Should you have any questions, please do not hesitate to contact the writer.

Yours truly,

CLARK WILSON LLP

Per: /s/ William L. Macdonald

William L. Macdonald

Encl.

WLM/mll

cc:	Eden Energy Corp.

CW1459241.1